Cover Page	6 Months Ended
Mar. 31, 2022
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2022
Entity Registrant Name	Q&K International Group Limited
Entity Central Index Key	0001769256
Current Fiscal Year End Date	--09-30
Entity Address, Address Line One	Suite 1607, Building A
Entity Address, Address Line Two	No.596 Middle Longhua Road
Entity Address, Address Line Three	Xuhui District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity File Number	001-39111
Entity Address, Postal Zip Code	200032